Property, plant and equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Major classifications of property, plant and equipment

Major classifications of property, plant and equipment are summarized as follows:

	September 30, 2017	December 31, 2016
Land	$665,733	$157,107
Building and improvements	8,618,289	1,436,814
Construction in process	3,731,112	277,352
Equipment	7,873,930	1,037,549
Office furniture and equipment	81,521	78,780
Vehicles	29,311	27,201

Total property and equipment	$20,999,896	$3,014,803
Less accumulated depreciation and amortization	(1,521,043)	(1,291,096)

Property, plant and equipment, net	$19,478,853	$1,723,707

Major classifications of property, plant and equipment are summarized as follows for December 31, 2016 and 2015:

	2016	2015
Land	$157,107	$73,158
Building and improvements	1,557,184	1,143,384
Equipment	1,194,531	553,231
Office furniture and equipment	78,780	77,697
Vehicles	27,201	26,367

Total property and equipment	$3,014,803	$1,873,837
Less accumulated depreciation and amortization	(1,291,096)	(1,132,497)

Property, plant and equipment, net	$1,723,707	$741,340